American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
April 30, 2020

Strategic Allocation: Moderate - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 35.0%
American Century Diversified Corporate Bond ETF	541,178	27,424,195
American Century Quality Diversified International ETF	765,174	27,205,915
American Century STOXX U.S. Quality Growth ETF	1,085,854	46,656,649
American Century STOXX U.S. Quality Value ETF	1,070,628	37,240,617
Avantis Emerging Markets Equity ETF	685,575	29,747,099
Avantis International Equity ETF	627,169	26,961,996
Avantis International Small Cap Value ETF	188,825	7,764,484
Avantis U.S. Equity ETF	1,125,749	52,291,041
Avantis U.S. Small Cap Value ETF	376,585	14,129,469
TOTAL AFFILIATED FUNDS (Cost $292,642,669)		269,421,465
COMMON STOCKS — 34.3%
Aerospace and Defense — 0.4%
AAR Corp.	1,788	35,009
Aerojet Rocketdyne Holdings, Inc.(2)	3,340	137,408
BAE Systems plc	46,245	296,456
General Dynamics Corp.	3,428	447,765
HEICO Corp.	5,986	524,374
Kratos Defense & Security Solutions, Inc.(2)	4,176	62,724
Lockheed Martin Corp.	1,466	570,362
Mercury Systems, Inc.(2)	1,395	124,378
PAE, Inc.(2)	5,931	50,354
Raytheon Technologies Corp.	5,904	382,638
Textron, Inc.	13,630	359,287
		2,990,755
Air Freight and Logistics — 0.1%
DSV Panalpina A/S	3,657	378,052
Expeditors International of Washington, Inc.	2,269	162,472
United Parcel Service, Inc., Class B	4,673	442,346
		982,870
Airlines†
Southwest Airlines Co.	11,083	346,344
Auto Components — 0.3%
Aptiv plc	13,846	962,989
BorgWarner, Inc.	14,426	412,151
Hyundai Mobis Co. Ltd.	2,726	381,371
Minth Group Ltd.	24,000	56,401
Valeo SA	6,966	161,841
		1,974,753
Automobiles — 0.6%
Bayerische Motoren Werke AG	5,834	345,131
Daimler AG	15,014	518,274
Honda Motor Co. Ltd. ADR	17,126	411,880
Hyundai Motor Co.	4,727	364,851

Kia Motors Corp.	8,674	212,117
Nissan Motor Co. Ltd.	110,600	378,511
Tesla, Inc.(2)	2,336	1,826,472
Thor Industries, Inc.	5,361	354,898
Winnebago Industries, Inc.	1,504	66,732
		4,478,866
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA	48,269	158,252
Banco Bradesco SA	37,290	121,308
Bank of America Corp.	51,058	1,227,945
Barclays plc	459,527	613,913
BNP Paribas SA	16,942	533,259
Citigroup, Inc.	7,857	381,536
Commerce Bancshares, Inc.	9,936	607,984
Commerzbank AG	66,787	247,304
FinecoBank Banca Fineco SpA(2)	9,934	110,664
First Hawaiian, Inc.	5,451	95,883
Hana Financial Group, Inc.	1,833	41,745
HDFC Bank Ltd. ADR	6,620	286,977
JPMorgan Chase & Co.	14,433	1,382,104
M&T Bank Corp.	2,222	249,042
Mitsubishi UFJ Financial Group, Inc.	155,100	623,260
Mizuho Financial Group, Inc.	422,200	491,626
PNC Financial Services Group, Inc. (The)	3,046	324,917
Prosperity Bancshares, Inc.	798	47,824
Societe Generale SA	12,678	198,458
Standard Chartered plc (London)	32,636	167,716
Sumitomo Mitsui Financial Group, Inc.	15,700	413,471
Truist Financial Corp.	20,053	748,378
UniCredit SpA(2)	14,823	114,506
Wells Fargo & Co.	9,574	278,125
Westamerica Bancorporation	5,759	362,817
		9,829,014
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(2)	3,380	1,576,804
Constellation Brands, Inc., Class A	8,392	1,382,078
PepsiCo, Inc.	9,521	1,259,533
Royal Unibrew A/S(2)	913	70,760
		4,289,175
Biotechnology — 1.2%
AbbVie, Inc.	6,214	510,791
ACADIA Pharmaceuticals, Inc.(2)	7,772	375,465
Acceleron Pharma, Inc.(2)	1,661	150,370
Aimmune Therapeutics, Inc.(2)	1,285	21,999
Alnylam Pharmaceuticals, Inc.(2)	8,050	1,060,185
Amarin Corp. plc ADR(2)	2,717	20,676
Amgen, Inc.	2,690	643,502
Amicus Therapeutics, Inc.(2)	7,052	83,284
Arena Pharmaceuticals, Inc.(2)	2,307	112,974

Argenx SE(2)	765	115,419
Argenx SE ADR(2)	3,804	557,248
Biogen, Inc.(2)	2,440	724,265
Biohaven Pharmaceutical Holding Co. Ltd.(2)	811	38,198
Blueprint Medicines Corp.(2)	5,458	321,094
ChemoCentryx, Inc.(2)	1,293	68,542
CSL Ltd.	2,922	579,187
Deciphera Pharmaceuticals, Inc.(2)	766	44,413
Exact Sciences Corp.(2)	5,359	423,254
FibroGen, Inc.(2)	1,918	70,755
Flexion Therapeutics, Inc.(2)	3,190	33,942
Global Blood Therapeutics, Inc.(2)	1,079	82,565
Halozyme Therapeutics, Inc.(2)	4,705	106,592
Heron Therapeutics, Inc.(2)	2,631	37,518
Immunomedics, Inc.(2)	21,161	642,871
Insmed, Inc.(2)	4,772	109,756
Ionis Pharmaceuticals, Inc.(2)	4,860	269,876
Iovance Biotherapeutics, Inc.(2)	3,267	105,034
MorphoSys AG(2)	1,011	106,427
Natera, Inc.(2)	4,144	153,494
PeptiDream, Inc.(2)	1,500	56,231
Principia Biopharma, Inc.(2)	819	50,925
PTC Therapeutics, Inc.(2)	1,739	88,550
Regeneron Pharmaceuticals, Inc.(2)	1,133	595,822
Turning Point Therapeutics, Inc.(2)	3,389	174,567
Ultragenyx Pharmaceutical, Inc.(2)	1,257	75,961
Vertex Pharmaceuticals, Inc.(2)	2,272	570,726
Viela Bio, Inc.(2)	672	27,303
		9,209,781
Building Products — 0.5%
Builders FirstSource, Inc.(2)	5,512	101,145
Fortune Brands Home & Security, Inc.	15,384	741,509
Johnson Controls International plc	55,765	1,623,319
Lindab International AB	6,164	56,915
Masonite International Corp.(2)	2,115	124,954
Trane Technologies plc	8,584	750,413
Trex Co., Inc.(2)	1,652	157,304
		3,555,559
Capital Markets — 1.5%
Ameriprise Financial, Inc.	5,975	686,767
Ares Management Corp., Class A	4,726	158,557
Bank of New York Mellon Corp. (The)	32,504	1,220,200
BlackRock, Inc.	1,332	668,717
Credit Suisse Group AG(2)	71,932	651,416
Euronext NV	1,339	112,515
Flatex AG(2)	1,266	39,815
Hamilton Lane, Inc., Class A	2,832	183,655
Intercontinental Exchange, Inc.	12,533	1,121,077
Intermediate Capital Group plc	8,679	123,465

London Stock Exchange Group plc	5,872	551,952
LPL Financial Holdings, Inc.	13,425	808,453
Magellan Financial Group Ltd.	2,518	82,779
MarketAxess Holdings, Inc.	942	428,619
Morgan Stanley	13,563	534,789
MSCI, Inc.	2,723	890,421
Northern Trust Corp.	16,982	1,344,295
Partners Group Holding AG	437	344,489
S&P Global, Inc.	2,244	657,223
T. Rowe Price Group, Inc.	3,184	368,166
TMX Group Ltd.	1,556	134,802
UBS Group AG	35,760	383,634
		11,495,806
Chemicals — 0.3%
Air Liquide SA	2,902	369,571
Albemarle Corp.	3,055	187,669
Ecolab, Inc.	1,926	372,681
H.B. Fuller Co.	2,273	83,624
Koninklijke DSM NV	2,610	319,999
Linde plc	2,911	535,595
Nissan Chemical Corp.	2,600	99,397
Sherwin-Williams Co. (The)	611	327,722
Symrise AG	3,354	340,475
Zeon Corp.	1,100	9,638
		2,646,371
Commercial Services and Supplies — 0.3%
A-Living Services Co. Ltd., H Shares	38,500	210,553
Babcock International Group plc	103,200	548,396
Boyd Group Services, Inc.	460	64,723
Brink's Co. (The)	2,331	119,161
Casella Waste Systems, Inc., Class A(2)	2,921	135,476
Cintas Corp.	1,143	253,552
Clean Harbors, Inc.(2)	3,063	163,656
HomeServe plc	7,551	106,132
IAA, Inc.(2)	3,416	131,858
Japan Elevator Service Holdings Co. Ltd.	1,900	48,565
Loomis AB, B Shares	3,050	74,500
Republic Services, Inc.	4,301	336,940
Serco Group plc(2)	53,550	86,966
		2,280,478
Communications Equipment — 0.6%
Arista Networks, Inc.(2)	4,008	878,954
AudioCodes Ltd.	5,021	153,693
Cisco Systems, Inc.	25,783	1,092,683
F5 Networks, Inc.(2)	12,199	1,698,833
Lumentum Holdings, Inc.(2)	570	46,119
Motorola Solutions, Inc.	1,317	189,398
Telefonaktiebolaget LM Ericsson, B Shares	49,320	429,311
		4,488,991

Construction and Engineering†
Hazama Ando Corp.	15,600	97,721
NRW Holdings Ltd.	60,491	65,407
SHO-BOND Holdings Co. Ltd.	2,600	105,315
		268,443
Construction Materials — 0.1%
Breedon Group plc(2)	39,467	42,446
Martin Marietta Materials, Inc.	1,892	359,915
Summit Materials, Inc., Class A(2)	5,101	77,076
Vulcan Materials Co.	2,433	274,856
		754,293
Consumer Finance — 0.1%
American Express Co.	4,480	408,800
Cembra Money Bank AG	1,223	116,384
		525,184
Containers and Packaging — 0.4%
Ball Corp.	14,389	943,775
Berry Global Group, Inc.(2)	3,451	137,315
Graphic Packaging Holding Co.	18,414	245,827
Huhtamaki Oyj	2,937	109,924
Packaging Corp. of America	5,344	516,498
SIG Combibloc Group AG(2)	7,227	116,397
Sonoco Products Co.	12,141	592,966
WestRock Co.	9,486	305,354
		2,968,056
Distributors — 0.1%
Genuine Parts Co.	6,819	540,610
LKQ Corp.(2)	17,337	453,363
		993,973
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	2,849	331,766
Chegg, Inc.(2)	24,534	1,048,829
		1,380,595
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(2)	5,548	1,039,473
ECN Capital Corp.	854	2,423
Element Fleet Management Corp.	11,718	86,457
Zenkoku Hosho Co. Ltd.	3,300	96,545
		1,224,898
Diversified Telecommunication Services — 0.4%
BT Group plc	81,326	118,997
Cellnex Telecom SA(2)	20,232	1,060,907
Verizon Communications, Inc.	27,013	1,551,897
		2,731,801
Electric Utilities — 0.7%
Edison International	15,062	884,290
Eversource Energy	4,190	338,133
Iberdrola SA	42,814	429,192
NextEra Energy, Inc.	5,176	1,196,277

Pinnacle West Capital Corp.	19,737	1,519,552
Xcel Energy, Inc.	22,110	1,405,311
		5,772,755
Electrical Equipment — 0.8%
ABB Ltd.	12,518	237,950
AMETEK, Inc.	9,985	837,442
Eaton Corp. plc	5,067	423,094
Emerson Electric Co.	27,998	1,596,726
Hubbell, Inc.	9,623	1,197,390
nVent Electric plc	62,221	1,160,421
Schneider Electric SE	6,742	617,658
Sensata Technologies Holding plc(2)	10,326	375,660
Signify NV	3,460	70,657
		6,516,998
Electronic Equipment, Instruments and Components — 0.8%
Anritsu Corp.	6,100	123,578
Barco NV	478	76,588
CDW Corp.	1,030	114,124
Cognex Corp.	37,595	2,076,748
Electrocomponents plc	12,690	92,474
Hexagon AB, B Shares	7,659	381,344
Keyence Corp.	1,400	502,970
Keysight Technologies, Inc.(2)	9,897	957,733
Murata Manufacturing Co. Ltd.	9,100	506,228
SYNNEX Corp.	1,203	105,334
TE Connectivity Ltd.	14,032	1,030,791
		5,967,912
Energy Equipment and Services — 0.1%
Baker Hughes Co.	21,004	293,006
Cactus, Inc., Class A	14,707	261,490
Subsea 7 SA(2)	5,277	29,364
		583,860
Entertainment — 0.3%
Activision Blizzard, Inc.	3,284	209,289
Embracer Group AB(2)	7,729	82,437
Netflix, Inc.(2)	2,180	915,273
Stillfront Group AB(2)	1,563	93,525
Walt Disney Co. (The)	8,539	923,493
Zynga, Inc., Class A(2)	17,599	132,696
		2,356,713
Equity Real Estate Investment Trusts (REITs) — 2.2%
Agree Realty Corp.	7,621	496,203
Alexandria Real Estate Equities, Inc.	2,709	425,557
American Homes 4 Rent, Class A	6,213	149,982
American Tower Corp.	1,229	292,502
Americold Realty Trust	6,160	188,434
Brixmor Property Group, Inc.	7,027	80,459
Canadian Apartment Properties REIT	3,675	126,465
Charter Hall Group	29,311	144,125

Comforia Residential REIT, Inc.	114	338,937
CoreSite Realty Corp.	995	120,584
Corporate Office Properties Trust	5,775	152,576
Cousins Properties, Inc.	4,158	125,447
Derwent London plc	7,157	280,183
DiamondRock Hospitality Co.	9,840	61,303
Digital Realty Trust, Inc.	1,189	177,744
Embassy Office Parks REIT	12,600	61,852
Empire State Realty Trust, Inc., Class A	18,133	151,592
Equinix, Inc.	702	473,990
Equity Residential	5,313	345,664
Fibra Uno Administracion SA de CV	373,718	310,282
Gecina SA	1,089	142,253
Global Medical REIT, Inc.	8,808	91,779
Goodman Group	24,029	201,950
Granite Real Estate Investment Trust	3,750	171,342
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,771	105,550
Healthpeak Properties, Inc.	22,373	584,830
Inmobiliaria Colonial Socimi SA	10,613	102,472
Invesco Office J-Reit, Inc.	1,178	156,188
Invitation Homes, Inc.	18,466	436,721
JBG SMITH Properties	6,098	207,027
Kilroy Realty Corp.	2,360	146,934
Link REIT	11,600	102,886
Mapletree Industrial Trust	148,900	267,392
MGM Growth Properties LLC, Class A	17,267	434,610
Mitsui Fudosan Logistics Park, Inc.	80	315,024
Omega Healthcare Investors, Inc.	3,854	112,344
Orix JREIT, Inc.	226	270,778
Piedmont Office Realty Trust, Inc., Class A	17,158	297,691
Prologis, Inc.	25,417	2,267,959
QTS Realty Trust, Inc., Class A	5,328	333,160
Realty Income Corp.	3,202	175,854
Rexford Industrial Realty, Inc.	10,553	429,718
Safestore Holdings plc	11,392	103,223
SBA Communications Corp.	8,318	2,411,555
Segro plc	26,167	273,662
Summit Industrial Income REIT	14,217	106,019
Sun Communities, Inc.	2,848	382,771
UDR, Inc.	7,485	280,463
UNITE Group plc (The)	18,437	203,437
Urban Edge Properties	11,383	130,905
Welltower, Inc.	13,933	713,788
Weyerhaeuser Co.	32,529	711,409
		17,175,575
Food and Staples Retailing — 0.3%
Cosmos Pharmaceutical Corp.	400	106,805
Costco Wholesale Corp.	997	302,091
Grocery Outlet Holding Corp.(2)	3,805	126,592

Kobe Bussan Co. Ltd.	2,100	100,760
Koninklijke Ahold Delhaize NV	27,208	661,216
Sprouts Farmers Market, Inc.(2)	3,110	64,626
Sysco Corp.	12,939	728,077
Walmart, Inc.	3,538	430,044
Zur Rose Group AG(2)	401	65,865
		2,586,076
Food Products — 0.5%
AAK AB	4,149	68,112
Ariake Japan Co. Ltd.	1,300	75,272
Ausnutria Dairy Corp. Ltd.(2)	41,000	76,052
Bakkafrost P/F	838	41,502
Beyond Meat, Inc.(2)	158	15,640
Conagra Brands, Inc.	19,691	658,467
Freshpet, Inc.(2)	1,537	115,905
J.M. Smucker Co. (The)	4,614	530,195
Kellogg Co.	6,645	435,248
Mondelez International, Inc., Class A	18,580	955,755
Nestle SA	2,516	265,780
Nomad Foods Ltd.(2)	1,980	40,808
Orkla ASA	45,520	412,524
		3,691,260
Gas Utilities — 0.1%
Atmos Energy Corp.	3,990	406,860
Chesapeake Utilities Corp.	1,428	125,493
Nippon Gas Co. Ltd.	2,900	95,702
Spire, Inc.	7,215	526,406
		1,154,461
Health Care Equipment and Supplies — 1.6%
Align Technology, Inc.(2)	1,252	268,992
Baxter International, Inc.	5,031	446,652
DexCom, Inc.(2)	2,049	686,825
Edwards Lifesciences Corp.(2)	1,978	430,215
Envista Holdings Corp.(2)	23,485	457,253
Globus Medical, Inc., Class A(2)	2,443	115,945
Hologic, Inc.(2)	21,999	1,102,150
Hoya Corp.	3,700	338,133
ICU Medical, Inc.(2)	543	119,085
Insulet Corp.(2)	582	116,237
Intuitive Surgical, Inc.(2)	2,102	1,073,870
Masimo Corp.(2)	3,248	694,780
Medtronic plc	19,413	1,895,291
Menicon Co. Ltd.	900	39,180
Nihon Kohden Corp.	2,800	100,181
OrthoPediatrics Corp.(2)	1,633	79,772
ResMed, Inc.	674	104,686
Siemens Healthineers AG	9,549	421,030
Silk Road Medical, Inc.(2)	5,580	233,690
Tandem Diabetes Care, Inc.(2)	2,386	190,355

Teleflex, Inc.	2,931	983,057
Terumo Corp.	7,900	260,719
Varian Medical Systems, Inc.(2)	2,842	325,068
Zimmer Biomet Holdings, Inc.	17,202	2,059,079
		12,542,245
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	2,137	51,309
Alfresa Holdings Corp.	15,900	317,852
Amplifon SpA	2,487	57,125
Cardinal Health, Inc.	13,242	655,214
Centene Corp.(2)	11,208	746,229
Chemed Corp.	173	72,067
Cigna Corp.	1,388	271,743
CVS Health Corp.	8,134	500,648
Encompass Health Corp.	14,866	984,872
Ensign Group, Inc. (The)	2,121	79,347
HealthEquity, Inc.(2)	2,336	131,447
Henry Schein, Inc.(2)	8,157	445,046
Humana, Inc.	831	317,292
Korian SA	3,386	113,942
McKesson Corp.	5,444	768,965
Pennant Group, Inc. (The)(2)	3,096	61,270
Quest Diagnostics, Inc.	10,337	1,138,207
R1 RCM, Inc.(2)	15,430	159,237
UnitedHealth Group, Inc.	2,775	811,604
Universal Health Services, Inc., Class B	7,059	746,066
		8,429,482
Health Care Technology — 0.3%
Cerner Corp.	14,428	1,001,159
CompuGroup Medical SE	262	19,964
Health Catalyst, Inc.(2)	3,715	99,079
Teladoc Health, Inc.(2)	1,558	256,431
Veeva Systems, Inc., Class A(2)	3,686	703,289
		2,079,922
Hotels, Restaurants and Leisure — 0.6%
Chipotle Mexican Grill, Inc.(2)	2,219	1,949,503
Churchill Downs, Inc.	1,138	114,050
Greggs plc	1,315	30,364
Hilton Worldwide Holdings, Inc.	4,061	307,458
Las Vegas Sands Corp.	8,830	424,017
Planet Fitness, Inc., Class A(2)	11,146	672,438
Sodexo SA	7,826	622,321
Starbucks Corp.	5,702	437,515
Wingstop, Inc.	1,258	147,526
		4,705,192
Household Durables — 0.1%
Bellway plc	2,196	73,726
Breville Group Ltd.	3,239	36,190
D.R. Horton, Inc.	7,236	341,684

Haseko Corp.	18,200	199,221
Man Wah Holdings Ltd.	80,400	46,109
Token Corp.	1,400	96,114
TopBuild Corp.(2)	1,721	160,380
		953,424
Household Products — 0.4%
Colgate-Palmolive Co.	9,733	683,938
Kimberly-Clark Corp.	5,981	828,249
Procter & Gamble Co. (The)	12,597	1,484,808
Reynolds Consumer Products, Inc.	4,917	159,458
		3,156,453
Independent Power and Renewable Electricity Producers†
Falck Renewables SpA	16,574	81,640
Innergex Renewable Energy, Inc.	9,470	127,087
		208,727
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	4,565	647,773
Lifco AB, B Shares	902	43,016
Siemens AG	6,021	559,283
		1,250,072
Insurance — 1.0%
Aegon NV	74,531	192,247
Aflac, Inc.	18,069	672,889
AIA Group Ltd.	57,400	522,481
Arthur J. Gallagher & Co.	3,228	253,398
Brown & Brown, Inc.	3,698	132,795
BRP Group, Inc., Class A(2)	7,350	73,647
Chubb Ltd.	15,935	1,721,139
eHealth, Inc.(2)	1,210	129,107
Globe Life, Inc.	1,241	102,184
Goosehead Insurance, Inc., Class A(2)	2,821	158,371
Kinsale Capital Group, Inc.	935	101,560
Marsh & McLennan Cos., Inc.	5,984	582,423
Palomar Holdings, Inc.(2)	2,512	146,952
ProAssurance Corp.	14,428	308,615
Progressive Corp. (The)	4,177	322,882
Prudential Financial, Inc.	3,134	195,468
Reinsurance Group of America, Inc.	9,798	1,025,655
Travelers Cos., Inc. (The)	3,640	368,404
Zurich Insurance Group AG	1,383	440,869
		7,451,086
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A(2)	1,586	2,135,866
Alphabet, Inc., Class C(2)	1,280	1,726,285
Baidu, Inc. ADR(2)	4,666	470,939
Facebook, Inc., Class A(2)	11,740	2,403,295
Kakaku.com, Inc.	2,200	44,694
Pinterest, Inc., Class A(2)	5,844	120,737
Tencent Holdings Ltd.	19,500	1,034,536

Twitter, Inc.(2)	31,816	912,483
		8,848,835
Internet and Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. ADR(2)	3,017	611,455
Amazon.com, Inc.(2)	1,987	4,915,838
ASOS plc(2)	10,789	325,512
boohoo Group plc(2)	17,545	71,456
Etsy, Inc.(2)	1,132	73,433
Expedia Group, Inc.	2,120	150,478
HelloFresh SE(2)	3,173	112,438
Trainline plc(2)	19,175	91,773
		6,352,383
IT Services — 1.8%
Accenture plc, Class A	3,203	593,164
Adyen NV(2)	542	533,168
Afterpay Ltd.(2)	3,025	59,590
Alten SA	283	20,398
Atos SE	2,954	210,935
Bechtle AG	521	75,508
CACI International, Inc., Class A(2)	673	168,344
Capita plc(2)	190,388	93,600
Edenred	7,439	300,026
Fiserv, Inc.(2)	14,703	1,515,291
GDS Holdings Ltd. ADR(2)	11,108	636,710
GMO Payment Gateway, Inc.	800	71,488
I3 Verticals, Inc., Class A(2)	2,515	58,449
International Business Machines Corp.	2,370	297,577
Limelight Networks, Inc.(2)	10,518	53,326
Mastercard, Inc., Class A	8,163	2,244,580
Megaport Ltd.(2)	7,128	54,430
NEXTDC Ltd.(2)	20,291	115,683
Okta, Inc.(2)	5,302	802,193
PayPal Holdings, Inc.(2)	4,392	540,216
Repay Holdings Corp.(2)	8,961	160,133
SCSK Corp.	1,300	58,495
SHIFT, Inc.(2)	1,000	83,093
Square, Inc., Class A(2)	33,681	2,193,980
Twilio, Inc., Class A(2)	5,757	646,511
Visa, Inc., Class A	12,140	2,169,661
		13,756,549
Leisure Products†
BRP, Inc.	1,775	53,124
Callaway Golf Co.	7,639	109,391
Games Workshop Group plc	1,301	98,713
		261,228
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	6,034	462,566
Bruker Corp.	10,916	429,217
Evotec SE(2)	2,874	71,323
Lonza Group AG	1,298	567,301

Mettler-Toledo International, Inc.(2)	747	537,795
NeoGenomics, Inc.(2)	5,425	148,320
PRA Health Sciences, Inc.(2)	1,420	137,030
Tecan Group AG	308	99,468
		2,453,020
Machinery — 0.6%
Caterpillar, Inc.	1,637	190,514
Chart Industries, Inc.(2)	2,506	89,514
Cummins, Inc.	6,525	1,066,837
FANUC Corp.	1,200	197,873
Graco, Inc.	8,607	384,389
Harmonic Drive Systems, Inc.	2,000	92,925
IMI plc	46,193	481,865
Kennametal, Inc.	2,187	56,009
Kornit Digital Ltd.(2)	923	30,620
Nabtesco Corp.	4,000	114,890
Navistar International Corp.(2)	3,726	88,567
PACCAR, Inc.	8,325	576,340
Parker-Hannifin Corp.	4,066	642,916
RBC Bearings, Inc.(2)	257	32,557
Valmet Oyj	2,828	64,840
Westinghouse Air Brake Technologies Corp.	12,664	714,503
		4,825,159
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA	25,317	65,516
Comcast Corp., Class A	11,215	422,020
Fox Corp., Class B	17,593	449,677
Future plc	4,911	63,880
Nippon Television Holdings, Inc.	27,800	310,868
Publicis Groupe SA	10,787	321,023
Stroeer SE & Co. KGaA	800	50,794
TV Asahi Holdings Corp.	9,700	144,598
WPP plc	50,721	397,382
		2,225,758
Metals and Mining†
Saracen Mineral Holdings Ltd.(2)	40,807	110,850
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	8,898	92,539
Multi-Utilities — 0.2%
Ameren Corp.	4,071	296,165
CMS Energy Corp.	5,038	287,620
NorthWestern Corp.	10,632	613,360
		1,197,145
Multiline Retail — 0.1%
Magazine Luiza SA	44,012	406,621
Pan Pacific International Holdings Corp.	15,300	295,214
Seria Co. Ltd.	1,600	51,933
Target Corp.	3,500	384,090
		1,137,858

Oil, Gas and Consumable Fuels — 0.8%
Chevron Corp.	4,809	442,428
CNOOC Ltd.	438,000	491,672
CNOOC Ltd. ADR	437	49,106
ConocoPhillips	28,648	1,206,081
Eni SpA	48,222	458,263
Gazprom PJSC ADR	46,043	234,115
Gazprom PJSC	58,762	150,672
Gibson Energy, Inc.	2,766	39,405
Neste Oyj	12,274	435,368
Noble Energy, Inc.	22,668	222,373
Parex Resources, Inc.(2)	4,649	50,967
PetroChina Co. Ltd., H Shares	1,132,000	405,171
Phillips 66	3,911	286,168
Saras SpA	234,996	221,891
Surgutneftegas PJSC Preference Shares	1,213,086	594,061
TOTAL SA	16,618	599,201
TOTAL SA ADR	10,766	378,425
Valero Energy Corp.	3,207	203,163
		6,468,530
Paper and Forest Products — 0.1%
Mondi plc	28,377	504,649
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,015	179,046
Inter Parfums, Inc.	756	33,786
Jamieson Wellness, Inc.	1,768	39,972
Ontex Group NV	11,463	209,326
Shiseido Co. Ltd.	7,000	412,928
Unilever NV (New York)	14,335	708,436
		1,583,494
Pharmaceuticals — 1.0%
AstraZeneca plc	5,355	561,763
Bristol-Myers Squibb Co.	11,455	696,579
Catalent, Inc.(2)	3,250	224,738
Dechra Pharmaceuticals plc	1,889	65,953
GlaxoSmithKline plc	47,608	996,729
Horizon Therapeutics plc(2)	2,890	104,156
Johnson & Johnson	7,530	1,129,801
Merck & Co., Inc.	11,062	877,659
MyoKardia, Inc.(2)	1,071	67,280
Novo Nordisk A/S, B Shares	13,242	845,555
Optinose, Inc.(2)	2,397	9,684
Pfizer, Inc.	22,364	857,883
Reata Pharmaceuticals, Inc., Class A(2)	283	44,759
Sanofi	2,604	254,759
Sanofi ADR	15,280	715,563
Zoetis, Inc.	2,443	315,904
		7,768,765
Professional Services — 0.5%
ASGN, Inc.(2)	2,738	127,180

IHS Markit Ltd.	12,445	837,549
IR Japan Holdings Ltd.	900	53,977
Nihon M&A Center, Inc.	3,100	101,935
Randstad Holding NV	3,426	137,685
Recruit Holdings Co. Ltd.	17,800	522,178
Teleperformance	1,822	408,627
UT Group Co. Ltd.(2)	3,100	44,044
Verisk Analytics, Inc.	9,037	1,381,125
		3,614,300
Real Estate Management and Development — 0.5%
Altus Group Ltd.	1,788	53,989
Ayala Land, Inc.	160,730	98,281
CapitaLand Ltd.(2)	48,200	101,730
Colliers International Group, Inc.	1,554	85,283
Corp. Inmobiliaria Vesta SAB de CV	101,717	139,359
ESR Cayman Ltd.(2)	47,600	104,481
Fabege AB	10,553	126,231
Fastighets AB Balder, B Shares(2)	2,579	101,790
FirstService Corp.	2,827	244,426
Longfor Group Holdings Ltd.	56,000	277,534
Mitsubishi Estate Co. Ltd.	18,700	304,333
Mitsui Fudosan Co. Ltd.	14,300	264,028
New World Development Co. Ltd.	64,000	75,162
Samhallsbyggnadsbolaget i Norden AB	152,007	294,098
Shimao Property Holdings Ltd.	44,000	176,472
Shurgard Self Storage SA	2,873	94,814
Sun Hung Kai Properties Ltd.	20,500	277,394
Times China Holdings Ltd.	81,000	132,231
VGP NV	1,267	146,688
Vonovia SE	11,298	558,623
		3,656,947
Road and Rail — 0.4%
ArcBest Corp.	2,398	48,847
Heartland Express, Inc.	27,538	539,469
J.B. Hunt Transport Services, Inc.	5,529	559,093
Norfolk Southern Corp.	7,061	1,208,137
TFI International, Inc.	4,136	114,695
Union Pacific Corp.	6,067	969,446
		3,439,687
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	15,323	802,772
Applied Materials, Inc.	20,366	1,011,783
ASM International NV	586	64,618
ASML Holding NV	1,216	361,211
Broadcom, Inc.	1,228	333,549
Entegris, Inc.	1,301	70,553
Inphi Corp.(2)	1,662	160,449
Intel Corp.	10,886	652,942
Lasertec Corp.	1,500	99,784
Lattice Semiconductor Corp.(2)	5,315	119,641

Marvell Technology Group Ltd.	14,944	399,603
Maxim Integrated Products, Inc.	17,768	976,885
Microchip Technology, Inc.	3,234	283,719
Micron Technology, Inc.(2)	12,577	602,312
MKS Instruments, Inc.	1,012	101,433
Monolithic Power Systems, Inc.	553	110,550
Nova Measuring Instruments Ltd.(2)	2,034	77,923
NVIDIA Corp.	2,290	669,321
Power Integrations, Inc.	1,051	107,570
SCREEN Holdings Co. Ltd.	1,000	48,457
Skyworks Solutions, Inc.	4,411	458,215
SOITEC(2)	668	61,514
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	562,770
Teradyne, Inc.	8,614	538,720
Texas Instruments, Inc.	1,766	204,980
Xilinx, Inc.	3,453	301,792
		9,183,066
Software — 2.2%
Adobe, Inc.(2)	1,334	471,756
Atlassian Corp. plc, Class A(2)	3,869	601,591
Avalara, Inc.(2)	979	87,493
Avast plc	25,437	146,943
Cadence Design Systems, Inc.(2)	14,176	1,150,099
Coupa Software, Inc.(2)	2,060	362,745
Dassault Systemes SE	2,306	337,840
Descartes Systems Group, Inc. (The)(2)	2,048	86,087
DocuSign, Inc.(2)	11,914	1,247,992
Envestnet, Inc.(2)	6,922	432,764
Everbridge, Inc.(2)	1,157	128,867
Fair Isaac Corp.(2)	277	97,764
Five9, Inc.(2)	2,572	238,347
Globant SA(2)	863	99,823
Microsoft Corp.	22,362	4,007,494
Model N, Inc.(2)	5,078	146,551
Palo Alto Networks, Inc.(2)	2,680	526,647
Paylocity Holding Corp.(2)	568	65,053
Proofpoint, Inc.(2)	4,047	492,641
Rapid7, Inc.(2)	2,495	113,647
RealPage, Inc.(2)	2,023	130,463
RingCentral, Inc., Class A(2)	6,745	1,541,435
salesforce.com, Inc.(2)	10,040	1,625,978
Sinch AB(2)	1,685	87,667
Slack Technologies, Inc., Class A(2)	40,612	1,083,934
Splunk, Inc.(2)	5,399	757,804
TeamViewer AG(2)	2,897	125,876
Temenos AG(2)	3,530	459,983
		16,655,284
Specialty Retail — 0.6%
Advance Auto Parts, Inc.	5,926	716,513

Burlington Stores, Inc.(2)	4,009	732,404
Five Below, Inc.(2)	5,261	474,332
Home Depot, Inc. (The)	4,727	1,039,136
JD Sports Fashion plc	12,077	80,609
Kingfisher plc	327,254	649,090
Lithia Motors, Inc., Class A	1,046	115,646
National Vision Holdings, Inc.(2)	5,477	145,141
Ross Stores, Inc.	3,821	349,087
TJX Cos., Inc. (The)	10,930	536,116
		4,838,074
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	8,864	2,604,243
HP, Inc.	24,456	379,313
		2,983,556
Textiles, Apparel and Luxury Goods — 0.4%
ANTA Sports Products Ltd.	38,000	324,676
Crocs, Inc.(2)	3,039	73,696
Deckers Outdoor Corp.(2)	631	93,868
lululemon athletica, Inc.(2)	1,392	311,084
LVMH Moet Hennessy Louis Vuitton SE	1,094	423,148
NIKE, Inc., Class B	13,964	1,217,381
Puma SE	5,394	338,813
VF Corp.	3,010	174,881
		2,957,547
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	37,214	446,196
NMI Holdings, Inc., Class A(2)	8,292	112,108
		558,304
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	2,448	128,251
Beijer Ref AB	1,870	38,783
Diploma plc	3,120	67,868
Fastenal Co.	7,435	269,296
IMCD NV	1,284	113,705
MonotaRO Co. Ltd.	14,300	459,855
MSC Industrial Direct Co., Inc., Class A	8,775	523,341
Seven Group Holdings Ltd.	11,098	108,097
SiteOne Landscape Supply, Inc.(2)	1,465	129,843
United Rentals, Inc.(2)	778	99,973
Yamazen Corp.	8,900	75,764
		2,014,776
Water Utilities†
SJW Group	1,841	109,595
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	11,061	463,275
TOTAL COMMON STOCKS (Cost $219,307,858)		264,059,392
U.S. TREASURY SECURITIES — 6.9%
U.S. Treasury Bills, 1.27%, 5/28/20(3)	1,000,000	999,957
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	200,000	277,937

U.S. Treasury Bonds, 2.50%, 2/15/45(4)		1,060,000	1,335,766
U.S. Treasury Bonds, 3.00%, 5/15/45		560,000	767,834
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	137,828
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		1,029,240	1,158,679
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		320,678	379,804
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,367,493	1,713,736
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		145,734	211,212
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		718,086	1,042,129
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		968,609	1,419,270
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,091,366	1,264,789
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		2,941,288	3,972,413
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		3,416,366	4,133,417
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		589,386	746,180
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		1,856,036	1,854,795
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		5,543,150	5,693,302
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24		5,538,510	5,681,973
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24		2,873,484	2,939,097
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		4,368,560	4,476,589
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		3,810,310	4,017,489
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		6,205,228	6,407,681
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		367,045	391,605
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		1,946,474	2,161,876
U.S. Treasury Notes, 2.25%, 8/15/27(4)		400,000	449,078
TOTAL U.S. TREASURY SECURITIES (Cost $48,402,995)			53,634,436
CORPORATE BONDS — 6.4%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(5)		50,000	41,782
Bombardier, Inc., 5.75%, 3/15/22(5)		30,000	22,633
Bombardier, Inc., 6.00%, 10/15/22(5)		35,000	26,469
Howmet Aerospace, Inc., 5.40%, 4/15/21		19,000	19,410
Howmet Aerospace, Inc., 5.125%, 10/1/24		115,000	111,198
Raytheon Technologies Corp., 6.05%, 6/1/36		140,000	196,725
TransDigm, Inc., 6.375%, 6/15/26		50,000	43,020
			461,237
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(5)		15,000	15,127
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	65,514
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		9,000	7,578
ZF North America Capital, Inc., 4.75%, 4/29/25(5)		105,000	98,128
			105,706
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,009
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	55,019
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$850,000	845,750
General Motors Co., 5.00%, 4/1/35		70,000	58,761
General Motors Co., 5.15%, 4/1/38		160,000	131,164

General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	420,604
			1,522,307
Banks — 1.1%
Akbank T.A.S., 5.00%, 10/24/22		130,000	126,623
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		255,000	281,721
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	228,069
Banistmo SA, 3.65%, 9/19/22		$280,000	272,877
Bank of America Corp., VRN, 3.42%, 12/20/28		42,000	45,070
Bank of Montreal, MTN, 3.30%, 2/5/24		372,000	393,043
Barclays Bank plc, 5.14%, 10/14/20		100,000	101,220
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	59,286
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	107,901
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	107,120
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	110,834
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	217,415
CIT Group, Inc., 5.00%, 8/1/23		$50,000	49,197
Citigroup, Inc., 2.75%, 4/25/22		230,000	235,648
Citigroup, Inc., VRN, 3.52%, 10/27/28		340,000	361,328
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	264,107
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	165,013
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	164,875
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	147,022
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	478,837
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	99,948
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	333,279
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	128,956
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	72,703
HSBC Holdings plc, 2.95%, 5/25/21		$200,000	203,008
HSBC Holdings plc, 4.30%, 3/8/26		400,000	443,456
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	158,459
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		$305,000	289,750
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	269,185
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30		$705,000	778,136
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	215,062
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	374,004
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	182,776
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$40,000	42,904
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	131,325
U.S. Bancorp, MTN, 3.60%, 9/11/24		$310,000	336,449
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	109,851
Wells Fargo & Co., 4.125%, 8/15/23		$300,000	320,246
Woori Bank, MTN, 4.75%, 4/30/24		153,000	161,875
			8,568,578
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	425,729
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	57,532
			483,261
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		$70,000	76,102

AbbVie, Inc., 4.40%, 11/6/42		240,000	278,825
Amgen, Inc., 4.66%, 6/15/51		219,000	286,961
Gilead Sciences, Inc., 3.65%, 3/1/26		390,000	438,436
			1,080,324
Building Products†
Standard Industries, Inc., 6.00%, 10/15/25(5)		80,000	82,900
Capital Markets — 0.2%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	110,365
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	197,232
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$280,000	297,610
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		102,000	104,299
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	270,097
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		350,000	359,467
SURA Asset Management SA, 4.375%, 4/11/27		105,000	103,121
			1,442,191
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23		80,000	81,500
Element Solutions, Inc., 5.875%, 12/1/25(5)		40,000	39,950
Equate Petrochemical BV, 4.25%, 11/3/26(5)		82,000	79,866
Huntsman International LLC, 5.125%, 11/15/22		85,000	85,880
Olin Corp., 5.125%, 9/15/27		60,000	55,152
Tronox Finance plc, 5.75%, 10/1/25(5)		30,000	26,769
			369,117
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	103,295
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(5)		80,000	79,165
Republic Services, Inc., 3.55%, 6/1/22		175,000	182,749
RR Donnelley & Sons Co., 6.00%, 4/1/24		65,000	60,274
			425,483
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(5)		70,000	62,731
CommScope, Inc., 5.50%, 3/1/24(5)		136,000	136,707
			199,438
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		205,000	185,566
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	173,147
Ally Financial, Inc., 8.00%, 11/1/31		45,000	54,960
Capital One Financial Corp., 3.80%, 1/31/28		70,000	71,335
Navient Corp., 5.00%, 10/26/20		100,000	98,344
Navient Corp., 5.50%, 1/25/23		105,000	98,043
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(5)		80,000	73,860
			569,689
Containers and Packaging — 0.1%
Ball Corp., 5.25%, 7/1/25		35,000	38,769
Berry Global, Inc., 5.50%, 5/15/22		60,000	60,389
Berry Global, Inc., 5.125%, 7/15/23		50,000	50,625
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		30,000	27,854
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(5)		20,000	20,304

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(5)		30,000	30,306
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(5)		160,000	161,344
Sealed Air Corp., 5.125%, 12/1/24(5)		80,000	83,100
			472,691
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 1.50%, 5/5/20 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Voya Financial, Inc., VRN, 5.65%, 5/15/53		75,000	73,631
			2,573,631
Diversified Telecommunication Services — 0.3%
Altice France SA, 7.375%, 5/1/26(5)		175,000	183,689
AT&T, Inc., 3.875%, 8/15/21		100,000	103,316
AT&T, Inc., 3.80%, 2/15/27		180,000	194,512
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	148,072
AT&T, Inc., 5.15%, 11/15/46		$156,000	187,460
CenturyLink, Inc., 5.80%, 3/15/22		40,000	41,136
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	188,151
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	44,926
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	106,210
Level 3 Financing, Inc., 5.375%, 8/15/22		92,000	92,248
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,010
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)		153,000	161,033
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	170,443
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	117,418
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		$205,000	193,641
Verizon Communications, Inc., 4.40%, 11/1/34		275,000	335,028
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	130,953
Verizon Communications, Inc., 5.01%, 8/21/54		90,000	129,735
			2,578,981
Electric Utilities — 0.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	98,561
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	130,637
Duke Energy Florida LLC, 6.35%, 9/15/37		70,000	102,313
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	151,854
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	72,102
Exelon Corp., 4.45%, 4/15/46		100,000	119,555
Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,887
FirstEnergy Corp., 4.85%, 7/15/47		50,000	64,576
Florida Power & Light Co., 3.95%, 3/1/48		90,000	114,426
Greenko Investment Co., 4.875%, 8/16/23(5)		102,000	92,349
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		102,000	114,756
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	103,676
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(5)		40,000	41,282
NRG Energy, Inc., 7.25%, 5/15/26		50,000	53,982
Progress Energy, Inc., 3.15%, 4/1/22		110,000	113,301
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	52,750
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	69,011
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	216,190
Xcel Energy, Inc., 3.35%, 12/1/26		$70,000	76,353
			1,807,561

Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24		65,000	25,175
Entertainment†
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		50,000	11,625
Cinemark USA, Inc., 5.125%, 12/15/22		60,000	51,273
			62,898
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		70,000	75,925
Essex Portfolio LP, 3.25%, 5/1/23		50,000	51,049
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	29,213
Iron Mountain, Inc., 5.75%, 8/15/24		95,000	93,931
Iron Mountain, Inc., 4.875%, 9/15/27(5)		80,000	78,464
Kilroy Realty LP, 3.80%, 1/15/23		140,000	142,774
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	91,837
			563,193
Food and Staples Retailing†
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24		110,000	114,125
Kroger Co. (The), 3.875%, 10/15/46		90,000	96,486
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	68,154
			278,765
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		$70,000	71,239
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(5)		50,000	51,157
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)		35,000	35,613
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)		130,000	133,211
MHP SE, 7.75%, 5/10/24(5)		128,000	125,420
Minerva Luxembourg SA, 5.875%, 1/19/28(5)		80,000	74,044
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)		200,000	203,066
Post Holdings, Inc., 5.00%, 8/15/26(5)		115,000	115,103
			808,853
Gas Utilities — 0.1%
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		255,000	266,727
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		204,000	210,969
			477,696
Health Care Equipment and Supplies†
Medtronic, Inc., 3.50%, 3/15/25		107,000	119,552
Medtronic, Inc., 4.375%, 3/15/35		172,000	218,906
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(5)		9,000	8,238
			346,696
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		60,000	57,288
Aetna, Inc., 2.75%, 11/15/22		160,000	164,995
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		80,000	74,900
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(5)		60,000	40,425
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)		17,000	16,256
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)		42,000	16,800
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(5)		95,000	70,566
CommonSpirit Health, 2.95%, 11/1/22		130,000	131,189
CVS Health Corp., 3.50%, 7/20/22		160,000	166,953

CVS Health Corp., 4.30%, 3/25/28		250,000	282,159
CVS Health Corp., 4.78%, 3/25/38		100,000	118,180
DaVita, Inc., 5.125%, 7/15/24		130,000	132,626
DaVita, Inc., 5.00%, 5/1/25		130,000	132,194
Encompass Health Corp., 5.75%, 11/1/24		26,000	26,265
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		40,000	22,284
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	40,168
Tenet Healthcare Corp., 5.125%, 5/1/25		100,000	94,125
UnitedHealth Group, Inc., 2.875%, 3/15/22		290,000	299,820
UnitedHealth Group, Inc., 3.75%, 7/15/25		100,000	111,904
			1,999,097
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(5)		100,000	101,020
Boyd Gaming Corp., 6.375%, 4/1/26		35,000	31,687
Eldorado Resorts, Inc., 7.00%, 8/1/23		110,000	106,403
Golden Nugget, Inc., 6.75%, 10/15/24(5)		120,000	94,350
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		80,000	79,584
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(5)		75,000	77,160
McDonald's Corp., MTN, 3.375%, 5/26/25		100,000	108,434
McDonald's Corp., MTN, 4.70%, 12/9/35		80,000	99,109
MGM Resorts International, 6.00%, 3/15/23		130,000	127,101
Penn National Gaming, Inc., 5.625%, 1/15/27(5)		150,000	125,565
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)		150,000	134,430
			1,084,843
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	15,526
Lennar Corp., 4.75%, 4/1/21		60,000	60,609
Meritage Homes Corp., 5.125%, 6/6/27		160,000	153,936
PulteGroup, Inc., 5.50%, 3/1/26		60,000	64,173
Taylor Morrison Communities, Inc., 5.875%, 1/31/25(5)		100,000	94,940
Toll Brothers Finance Corp., 4.35%, 2/15/28		130,000	128,973
			518,157
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(5)		70,000	71,176
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	144,540
			215,716
Independent Power and Renewable Electricity Producers†
Listrindo Capital BV, 4.95%, 9/14/26		102,000	98,665
Industrial Conglomerates — 0.1%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(5)		408,000	408,233
Insurance — 0.3%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	243,515
American International Group, Inc., 4.125%, 2/15/24		$340,000	368,370
American International Group, Inc., 4.50%, 7/16/44		110,000	121,627
AXA SA, 7.125%, 12/15/20	GBP	55,000	71,342
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	243,940
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$210,000	227,722
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	33,448
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		80,000	85,546

Markel Corp., 4.90%, 7/1/22		200,000	213,015
MetLife, Inc., 4.125%, 8/13/42		90,000	105,081
Metropolitan Life Global Funding I, 3.00%, 1/10/23(5)		119,000	124,500
WR Berkley Corp., 4.625%, 3/15/22		130,000	135,346
			1,973,452
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(5)		65,000	64,439
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		153,000	164,914
			229,353
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	341,369
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	96,543
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(5)		70,000	73,308
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		65,000	67,795
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		250,000	282,131
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		40,000	52,306
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		225,000	255,126
Comcast Corp., 6.40%, 5/15/38		230,000	335,379
CSC Holdings LLC, 5.875%, 9/15/22		100,000	104,570
CSC Holdings LLC, 5.375%, 7/15/23(5)		105,000	106,727
CSC Holdings LLC, 6.625%, 10/15/25(5)		100,000	105,210
CSC Holdings LLC, 5.50%, 5/15/26(5)		25,000	26,020
DISH DBS Corp., 6.75%, 6/1/21		95,000	95,052
DISH DBS Corp., 5.00%, 3/15/23		135,000	129,431
Gray Television, Inc., 5.125%, 10/15/24(5)		100,000	99,020
Gray Television, Inc., 5.875%, 7/15/26(5)		75,000	72,349
Lamar Media Corp., 5.00%, 5/1/23		100,000	100,625
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(5)		105,000	102,659
Sinclair Television Group, Inc., 5.625%, 8/1/24(5)		90,000	82,568
Sirius XM Radio, Inc., 4.625%, 5/15/23(5)		70,000	70,802
Sirius XM Radio, Inc., 5.375%, 4/15/25(5)		60,000	62,175
TEGNA, Inc., 5.50%, 9/15/24(5)		100,000	100,815
TEGNA, Inc., 4.625%, 3/15/28(5)		530,000	477,504
Videotron Ltd., 5.00%, 7/15/22		75,000	77,531
VTR Finance BV, 6.875%, 1/15/24		205,000	205,084
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	116,331
			3,200,518
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)		$70,000	69,724
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	115,400
First Quantum Minerals Ltd., 7.25%, 5/15/22(5)		80,000	75,244
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	136,920
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)		250,000	221,600
Freeport-McMoRan, Inc., 3.55%, 3/1/22		14,000	14,170
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	170,244
HTA Group Ltd., 9.125%, 3/8/22(5)		153,000	151,317
Nexa Resources SA, 5.375%, 5/4/27		230,000	213,233

Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	100,546
Teck Resources Ltd., 6.25%, 7/15/41		40,000	37,747
Vedanta Resources Ltd., 6.125%, 8/9/24(5)		217,000	77,643
			1,383,788
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)		204,000	215,997
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)		153,000	158,355
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	123,011
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$100,000	115,216
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	83,474
NiSource, Inc., 5.65%, 2/1/45		110,000	152,687
Sempra Energy, 2.875%, 10/1/22		110,000	112,916
Sempra Energy, 3.25%, 6/15/27		140,000	146,627
Sempra Energy, 4.00%, 2/1/48		70,000	78,911
			1,187,194
Oil, Gas and Consumable Fuels — 0.7%
Callon Petroleum Co., 6.25%, 4/15/23		70,000	14,368
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		75,000	77,797
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		130,000	130,119
Chesapeake Energy Corp., 11.50%, 1/1/25(5)		31,000	1,163
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		255,000	261,909
CNX Resources Corp., 5.875%, 4/15/22		111,000	109,890
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	29,408
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	50,837
Denbury Resources, Inc., 9.00%, 5/15/21(5)		40,000	7,426
Ecopetrol SA, 5.875%, 5/28/45		395,000	348,429
Enbridge, Inc., 4.00%, 10/1/23		120,000	123,776
Energy Transfer Operating LP, 3.60%, 2/1/23		27,000	26,303
Energy Transfer Operating LP, 6.50%, 2/1/42		100,000	101,148
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	385,747
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)		140,000	148,942
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)		140,000	192,521
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		25,000	21,308
Gulfport Energy Corp., 6.00%, 10/15/24		40,000	20,150
Gulfport Energy Corp., 6.375%, 5/15/25		70,000	33,425
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(5)		20,000	11,296
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	346,147
MEG Energy Corp., 7.00%, 3/31/24(5)		30,000	21,456
MEG Energy Corp., 6.50%, 1/15/25(5)		58,000	47,650
MPLX LP, 6.25%, 10/15/22(5)		19,000	19,004
MPLX LP, 4.50%, 4/15/38		60,000	53,611
MPLX LP, 5.20%, 3/1/47		40,000	38,264
NuStar Logistics LP, 4.75%, 2/1/22		40,000	37,482
Oasis Petroleum, Inc., 6.875%, 3/15/22		120,000	18,600
Ovintiv, Inc., 6.50%, 2/1/38		60,000	36,963
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(5)		120,000	108,444
Petrobras Global Finance BV, 5.75%, 2/1/29		380,000	364,325
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	38,400
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	62,125

Petroleos Mexicanos, 6.50%, 3/13/27		140,000	114,240
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	148,925
QEP Resources, Inc., 5.375%, 10/1/22		110,000	38,725
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		11,526	11,694
Reliance Industries Ltd., 4.125%, 1/28/25		332,000	342,301
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		180,000	188,559
SM Energy Co., 5.00%, 1/15/24		80,000	25,816
Southwestern Energy Co., 6.20%, 1/23/25		100,000	89,120
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		84,000	76,247
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		86,000	77,937
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	162,323
Williams Cos., Inc. (The), 4.55%, 6/24/24		$270,000	282,020
Williams Cos., Inc. (The), 5.10%, 9/15/45		150,000	156,269
WPX Energy, Inc., 8.25%, 8/1/23		50,000	48,365
			5,050,974
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	43,122
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		270,000	277,231
Allergan Funding SCS, 3.85%, 6/15/24		230,000	246,719
Allergan Funding SCS, 4.55%, 3/15/35		110,000	127,104
Bausch Health Cos., Inc., 7.00%, 3/15/24(5)		60,000	62,573
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		195,000	198,086
Bristol-Myers Squibb Co., 3.25%, 8/15/22(5)		160,000	168,417
Bristol-Myers Squibb Co., 3.625%, 5/15/24(5)		410,000	451,517
			1,531,647
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(5)		50,000	50,938
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	22,872
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	198,276
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	83,963
Hertz Corp. (The), 6.25%, 10/15/22(7)		75,000	18,469
Union Pacific Corp., 3.84%, 3/20/60(5)		220,000	241,791
United Rentals North America, Inc., 5.50%, 7/15/25		70,000	71,239
United Rentals North America, Inc., 5.50%, 5/15/27		85,000	86,386
			722,996
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding, LLC, 3.875%, 9/1/22(5)		70,000	72,599
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22		198,000	199,059
Oracle Corp., 3.625%, 7/15/23		280,000	303,290
Oracle Corp., 2.65%, 7/15/26		280,000	298,456
			800,805
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50		180,000	199,030
L Brands, Inc., 5.625%, 2/15/22		105,000	92,867
PetSmart, Inc., 5.875%, 6/1/25(5)		50,000	50,688
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	69,387

Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	98,700
			510,672
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)		160,000	166,296
EMC Corp., 2.65%, 6/1/20		7,000	6,987
NCR Corp., 5.00%, 7/15/22		90,000	90,058
Western Digital Corp., 4.75%, 2/15/26		60,000	61,481
			324,822
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(5)		115,000	115,562
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)		70,000	62,226
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24		180,000	189,936
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		228,000	226,472
GTH Finance BV, 7.25%, 4/26/23(5)		217,000	237,682
Millicom International Cellular SA, 5.125%, 1/15/28(5)		255,000	238,323
Oztel Holdings SPC Ltd., 6.625%, 4/24/28		204,000	175,198
Sprint Corp., 7.25%, 9/15/21		120,000	126,396
Sprint Corp., 7.875%, 9/15/23		75,000	84,750
Sprint Corp., 7.125%, 6/15/24		205,000	231,179
T-Mobile USA, Inc., 6.375%, 3/1/25		100,000	103,145
T-Mobile USA, Inc., 6.50%, 1/15/26		80,000	84,772
			1,507,917
TOTAL CORPORATE BONDS (Cost $49,417,460)			49,293,722
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.9%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	870,554
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	291,342
			1,161,896
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	172,000	207,982
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	185,000	217,412
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	121,000	223,187
			648,581
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	74,000	141,295
Canada — 0.3%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	446,036
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	635,634
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	358,748
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	493,370
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	32,214
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	102,309
			2,068,311
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	237,914

China†
China Government Bond, 3.25%, 6/6/26	CNY	750,000	112,811
China Government Bond, 3.29%, 5/23/29	CNY	550,000	82,594
			195,405
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	295,252
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	109,537
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	94,382
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	94,541
			188,923
Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	219,000	296,370
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	2,250,000	2,481,449
			2,777,819
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	178,000	207,181
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	416,346
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	355,075
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	199,580
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,522,029
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(5)	EUR	916,000	1,396,171
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(5)	EUR	405,000	521,929
			3,639,709
Japan — 1.3%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	252,122
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,862,639
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,934,656
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	330,913
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,319,729
			9,700,059
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	247,054
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	390,816
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	702,625
			1,093,441
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$400,000	364,306
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(5)(6)	EUR	152,000	168,492
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	506,000	591,103
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	82,000	157,306
			916,901

Norway†
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	405,000	41,552
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,880,000	199,131
			240,683
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	240,000
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	304,875
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	143,144
			448,019
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	208,336
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	259,759
			468,095
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	79,795
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	284,171
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	100,000	126,665
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	132,000	154,689
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	47,000	70,750
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	9,000	17,505
			369,609
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	476,003
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	108,204
			584,207
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	139,564
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	412,422
			551,986
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	362,500
United Kingdom — 0.2%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	396,000	910,563
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	479,667
United Kingdom Gilt, 4.25%, 12/7/55	GBP	106,000	297,638
			1,687,868
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	82,701
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $28,723,880)			30,164,639
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.86%), 7/1/36		31,767	33,178
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36		97,990	102,337
FHLMC, VRN, 4.11%, (1-year H15T1Y plus 2.25%), 4/1/37		101,990	106,869
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.78%), 9/1/40		50,104	52,024
FHLMC, VRN, 4.68%, (12-month LIBOR plus 1.88%), 5/1/41		23,846	24,863

FHLMC, VRN, 4.00%, (12-month LIBOR plus 1.87%), 7/1/41	81,487	85,230
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	26,167	26,944
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	10,311	10,342
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	361	363
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35	58,883	59,946
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35	90,812	92,441
FNMA, VRN, 3.37%, (6-month LIBOR plus 1.54%), 9/1/35	18,341	18,686
FNMA, VRN, 4.11%, (1-year H15T1Y plus 2.16%), 3/1/38	82,797	86,261
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	13,605	14,117
FNMA, VRN, 3.89%, (12-month LIBOR plus 1.84%), 3/1/40	23,131	24,065
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	68,578	71,193
		808,859
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.7%
FHLMC, 4.50%, 7/1/20	279	295
FHLMC, 4.00%, 10/1/20	269	285
FHLMC, 8.00%, 6/1/26	3,148	3,235
FHLMC, 8.00%, 6/1/26	172	191
FHLMC, 7.00%, 8/1/29	667	744
FHLMC, 8.00%, 7/1/30	4,616	5,635
FHLMC, 5.50%, 12/1/33	94,615	107,194
FHLMC, 6.50%, 5/1/34	5,227	6,200
FHLMC, 5.50%, 6/1/35	3,011	3,308
FHLMC, 5.00%, 9/1/35	1,873	2,137
FHLMC, 5.00%, 9/1/35	1,929	2,202
FHLMC, 5.50%, 10/1/35	15,406	17,477
FHLMC, 5.50%, 10/1/35	10,273	11,484
FHLMC, 5.00%, 11/1/35	62,186	71,502
FHLMC, 5.00%, 11/1/35	37,319	42,601
FHLMC, 6.50%, 3/1/36	433	483
FHLMC, 6.50%, 3/1/36	1,331	1,484
FHLMC, 5.50%, 1/1/38	62,062	70,771
FHLMC, 6.00%, 2/1/38	38,683	44,715
FHLMC, 6.00%, 11/1/38	183,483	211,114
FNMA, 5.00%, 7/1/20	99	104
FNMA, 7.00%, 5/1/26	1,551	1,653
FNMA, 7.00%, 6/1/26	717	802
FNMA, 6.50%, 4/1/29	4,682	5,297
FNMA, 6.50%, 6/1/29	8,330	9,288
FNMA, 6.50%, 6/1/29	5,573	6,294
FNMA, 7.00%, 7/1/29	894	897
FNMA, 6.50%, 8/1/29	6,819	7,802
FNMA, 7.00%, 3/1/30	4,805	5,376
FNMA, 7.50%, 9/1/30	3,356	3,971
FNMA, 6.50%, 9/1/31	23,558	26,279
FNMA, 7.00%, 9/1/31	11,956	12,793
FNMA, 6.50%, 1/1/32	5,585	6,408
FNMA, 5.50%, 6/1/33	36,602	41,473
FNMA, 5.50%, 8/1/33	246,764	282,170
FNMA, 5.00%, 11/1/33	202,046	231,044
FNMA, 5.50%, 1/1/34	192,708	220,330

FNMA, 3.50%, 3/1/34	223,191	237,115
FNMA, 5.50%, 9/1/34	10,538	12,044
FNMA, 5.50%, 10/1/34	9,860	11,252
FNMA, 6.00%, 10/1/34	19,058	21,207
FNMA, 5.00%, 11/1/34	55,843	60,939
FNMA, 5.50%, 3/1/35	633	695
FNMA, 5.50%, 3/1/35	4,304	4,745
FNMA, 5.50%, 3/1/35	4,426	4,877
FNMA, 5.50%, 3/1/35	9,649	11,027
FNMA, 5.50%, 3/1/35	8,459	9,462
FNMA, 5.00%, 4/1/35	9,352	10,517
FNMA, 6.00%, 5/1/35	3,976	4,506
FNMA, 6.00%, 6/1/35	4,239	4,717
FNMA, 6.00%, 6/1/35	1,143	1,278
FNMA, 6.00%, 6/1/35	347	388
FNMA, 5.00%, 7/1/35	51,772	59,184
FNMA, 5.50%, 7/1/35	6,547	7,323
FNMA, 6.00%, 7/1/35	22,097	25,518
FNMA, 6.00%, 7/1/35	2,874	3,198
FNMA, 6.00%, 7/1/35	8,392	9,378
FNMA, 5.50%, 8/1/35	5,102	5,804
FNMA, 4.50%, 9/1/35	210,498	231,406
FNMA, 5.50%, 9/1/35	6,014	6,617
FNMA, 5.50%, 9/1/35	470	538
FNMA, 5.50%, 9/1/35	310	355
FNMA, 5.50%, 9/1/35	7,425	8,496
FNMA, 5.50%, 9/1/35	37,835	43,297
FNMA, 5.00%, 10/1/35	8,319	9,445
FNMA, 5.50%, 10/1/35	90,773	103,835
FNMA, 6.00%, 10/1/35	16,685	18,861
FNMA, 5.50%, 11/1/35	46,571	52,718
FNMA, 6.00%, 11/1/35	5,146	5,727
FNMA, 6.50%, 11/1/35	2,540	2,963
FNMA, 6.50%, 12/1/35	4,783	5,477
FNMA, 6.50%, 4/1/36	5,832	6,811
FNMA, 6.00%, 8/1/36	5,927	6,833
FNMA, 5.00%, 10/1/36	58,123	63,157
FNMA, 5.00%, 11/1/36	23,606	25,684
FNMA, 5.50%, 1/1/37	275,595	315,619
FNMA, 6.00%, 5/1/37	5,216	6,022
FNMA, 6.00%, 7/1/37	1,466	1,688
FNMA, 6.50%, 8/1/37	1,659	1,918
FNMA, 6.50%, 8/1/37	147,276	157,567
FNMA, 6.50%, 8/1/37	390,274	421,328
FNMA, 5.00%, 4/1/40	675,395	773,095
FNMA, 4.00%, 1/1/41	2,550,639	2,858,232
FNMA, 5.00%, 6/1/41	515,693	590,370
FNMA, 4.50%, 7/1/41	547,194	608,577
FNMA, 4.50%, 9/1/41	15,264	16,980

FNMA, 4.50%, 9/1/41	1,481,914	1,648,803
FNMA, 4.00%, 12/1/41	1,158,834	1,283,653
FNMA, 3.50%, 5/1/42	1,062,864	1,151,788
FNMA, 3.50%, 6/1/42	521,314	568,208
FNMA, 3.00%, 11/1/42	791,379	846,568
FNMA, 4.00%, 4/1/46	892,750	961,834
FNMA, 6.50%, 8/1/47	17,114	18,431
FNMA, 6.50%, 9/1/47	34,655	37,232
FNMA, 6.50%, 9/1/47	1,665	1,791
FNMA, 6.50%, 9/1/47	18,221	19,567
FNMA, 4.50%, 7/1/48	987,221	1,068,884
FNMA, 4.00%, 1/1/49	2,223,775	2,370,294
FNMA, 3.50%, 6/1/49	3,900,613	4,129,329
FNMA, 3.00%, 11/1/49	3,447,048	3,645,250
GNMA, 9.00%, 4/20/25	413	459
GNMA, 7.50%, 10/15/25	1,616	1,646
GNMA, 6.00%, 4/15/26	448	498
GNMA, 7.50%, 6/15/26	1,559	1,607
GNMA, 7.00%, 12/15/27	8,163	8,196
GNMA, 7.50%, 12/15/27	2,976	3,302
GNMA, 6.00%, 5/15/28	5,106	5,674
GNMA, 6.50%, 5/15/28	4,556	4,993
GNMA, 7.00%, 5/15/31	15,194	18,171
GNMA, 5.50%, 11/15/32	42,765	48,150
GNMA, 6.50%, 10/15/38	621,727	727,496
GNMA, 4.50%, 5/20/41	738,028	813,515
GNMA, 4.50%, 6/15/41	302,204	339,800
GNMA, 3.50%, 4/20/45	145,018	156,269
GNMA, 2.50%, 2/20/47	86,054	91,300
		28,286,536
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,546,094)		29,095,395
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	197,637
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.29%, 5/5/20 (LOC: Bank of America N.A.)	1,285,000	1,285,000
Erie County Industrial Development Agency (The) Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.24%, 5/5/20 (LOC: HSBC Bank USA N.A.)	1,125,000	1,125,000
Grand Traverse County Hospital Finance Authority Rev., (Munson Healthcare Obligated Group), VRDN, 0.23%, 5/5/20 (LOC: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000
Kansas City Rev., VRDN, 0.96%, 5/5/20 (LOC: JPMorgan Chase Bank N.A.)	1,615,000	1,615,000
Kansas City Rev., VRDN, 1.03%, 5/5/20 (LOC: JPMorgan Chase & Co.)	315,000	315,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	36,354
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	18,234
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	214,347
New York City GO, 6.27%, 12/1/37	40,000	56,354
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	223,242
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.50%, 5/5/20 (LOC: FNMA)	15,000	15,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	171,885
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	230,515
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	185,475

State of California GO, 4.60%, 4/1/38	100,000	112,329
State of California GO, 7.55%, 4/1/39	60,000	100,868
State of California GO, 7.30%, 10/1/39	90,000	143,015
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.10%, 5/5/20 (LOC: Bank of America N.A.)	1,453,000	1,453,000
Tennis for Charity, Inc. Rev., VRDN, 0.70%, 5/5/20 (LOC: JPMorgan Chase Bank N.A.)	2,415,000	2,415,000
TOTAL MUNICIPAL SECURITIES (Cost $12,597,282)		13,013,255
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	23,450	24,575
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.93%, 3/25/35	50,576	47,896
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(5)	36,627	36,779
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	107,412	99,375
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.93%, 11/25/34	29,024	26,641
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.67%, 8/25/34	45,486	41,450
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.77%, 8/25/34	85,093	78,982
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.62%, 8/25/35	51,316	48,966
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.49%, 7/25/35	121,620	124,591
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(5)	144,740	146,472
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.57%, 10/25/34	87,923	83,035
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	36,004	35,387
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.04%, 6/25/34	34,684	32,374
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.27%, 5/25/34	71,788	66,297
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	100,184	92,809
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.09%, 9/25/35	153,042	147,870
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	33,015	31,762
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.06%, 7/25/35	50,060	49,138
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.04%, 7/25/35	35,287	33,176
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.01%, 4/25/35	74,977	72,648
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	7,829	8,030
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.68%, 11/21/34	279,389	271,606
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.73%, 11/25/35	68,921	62,716
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.73%, 2/25/35	79,549	72,818
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.73%, 2/25/35	24,859	22,712
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(5)	462,207	490,297
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.99%, (1-month LIBOR plus 1.50%), 6/25/57(5)	276,737	271,322
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(5)	468,179	479,390
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(5)	298,499	304,636
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	344,289	350,745
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	164,224	164,432
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.78%, 7/25/34	62,016	59,000
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.23%, (1-month LIBOR plus 0.74%), 9/25/34	265,972	236,586
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	52,066	51,664
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	212,339	199,248
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.25%, 8/25/35	100,319	91,758
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	79,749	79,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 9/25/36	230	205

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	1,109	1,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	50,640	43,104
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.35%, 12/28/37	953	834
		4,582,001
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2013-DN2, Class M2, VRN, 5.20%, (1-month LIBOR plus 4.25%), 11/25/23	446,759	387,122
FHLMC, Series 2014-HQ2, Class M3, VRN, 4.70%, (1-month LIBOR plus 3.75%), 9/25/24	1,180,000	940,815
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.95%, (1-month LIBOR plus 5.00%), 12/25/28	767,572	770,410
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.30%, (1-month LIBOR plus 1.35%), 3/25/29	39,210	38,942
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.39%, (1-month LIBOR plus 3.90%), 4/25/29	1,495,000	1,493,415
FHLMC, Series 2018-DNA1, Class M1, VRN, 0.94%, (1-month LIBOR plus 0.45%), 7/25/30	4,291	4,287
FNMA, Series 2014-C02, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	196,495	150,304
FNMA, Series 2014-C02, Class 2M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	839,741	674,275
FNMA, Series 2015-C03, Class 1M2, VRN, 5.49%, (1-month LIBOR plus 5.00%), 7/25/25	1,043,257	787,768
FNMA, Series 2015-C04, Class 1M2, VRN, 6.19%, (1-month LIBOR plus 5.70%), 4/25/28	326,622	333,845
FNMA, Series 2016-C03, Class 2M2, VRN, 6.39%, (1-month LIBOR plus 5.90%), 10/25/28	238,040	246,818
FNMA, Series 2017-C03, Class 1M2, VRN, 3.49%, (1-month LIBOR plus 3.00%), 10/25/29	130,000	124,608
FNMA, Series 2017-C07, Class 1M2, VRN, 2.89%, (1-month LIBOR plus 2.40%), 5/25/30	1,200,000	1,086,819
		7,039,428
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,340,990)		11,621,429
ASSET-BACKED SECURITIES — 1.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	214,963	207,726
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(5)	135,558	134,207
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 1.45%, (1-month LIBOR plus 0.70%), 3/17/37(5)	8,239	7,955
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.70%, (1-month LIBOR plus 0.95%), 3/17/37(5)	2,725,000	2,580,209
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.89%, (1-month LIBOR plus 1.08%), 6/17/37(5)	500,000	474,263
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.09%, (1-month LIBOR plus 1.28%), 6/17/37(5)	975,000	921,808
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.90%, (1-month LIBOR plus 1.15%), 7/17/37(5)	1,450,000	1,374,184
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.00%, (1-month LIBOR plus 1.25%), 1/17/38(5)	1,000,000	945,234
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(5)	105,947	103,958
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	100,890	98,463
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(5)	109,228	106,756
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	38,939	37,489
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	150,000	150,893
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(5)	1,725,000	1,737,278
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(5)	109,750	106,699
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(5)	35,489	34,709
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	527,573	508,886
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	820,949	842,640
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	52,510	46,032
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	97,854	79,883
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	346,463	336,796
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	571,042	552,435
TOTAL ASSET-BACKED SECURITIES (Cost $11,724,996)		11,388,503
COMMERCIAL PAPER(3) — 1.4%
Bennington Stark Capital Co. LLC, 0.97%, 7/14/20(5)	3,200,000	3,197,100
Societe Generale SA, 0.71%, 8/24/20(5)	1,500,000	1,498,347
Thunder Bay Funding LLC, VRN, 0.24%, (Daily EFFR plus 0.20%), 7/20/20(5)	3,000,000	2,997,880

Toyota Motor Credit Corp., 1.53%, 8/13/20(5)	3,100,000	3,088,879
TOTAL COMMERCIAL PAPER (Cost $10,776,964)		10,782,206
COLLATERALIZED LOAN OBLIGATIONS — 1.0%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(5)	1,025,000	996,867
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.24%, (3-month LIBOR plus 1.55%), 5/15/30(5)	600,000	542,917
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.16%, (3-month LIBOR plus 1.02%), 4/20/31(5)	775,000	716,219
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 2.59%, (3-month LIBOR plus 1.45%), 4/20/31(5)	225,000	200,264
CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(5)	350,000	316,632
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.00%, (3-month LIBOR plus 0.98%), 4/24/31(5)	750,000	723,162
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(5)	600,000	530,104
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.30%), 10/20/32(5)	600,000	571,626
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(5)	500,000	482,415
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(5)	350,000	322,052
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 2.82%, (3-month LIBOR plus 1.60%), 1/15/33(5)	850,000	787,444
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.72%, (3-month LIBOR plus 1.50%), 4/15/31(5)	600,000	558,067
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(5)	125,000	114,110
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.01%, (3-month LIBOR plus 1.70%), 4/18/33(5)	1,000,000	865,577
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,333,476)		7,727,456
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	3,947	147,815
iShares Russell 1000 Growth ETF	4,523	781,484
iShares Russell Mid-Cap Value ETF	16,335	1,186,575
Schwab International Small-Cap Equity ETF	2,161	58,563
SPDR S&P 500 ETF Trust	1,596	463,606
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,461,620)		2,638,043
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	750,000	778,804
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	700,000	675,695
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	189,285
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,687,064)		1,643,784
PREFERRED STOCKS — 0.1%
Insurance — 0.1%
Allianz SE, 3.375%	100,000	116,764
AXA SA, MTN, 6.69%	50,000	73,198
CNP Assurances, 4.00%	400,000	473,137
Credit Agricole Assurances SA, 4.25%	200,000	236,151
Intesa Sanpaolo Vita SpA, 4.75%	100,000	112,304
TOTAL PREFERRED STOCKS (Cost $989,906)		1,011,554
TEMPORARY CASH INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $15,942,464)	15,942,464	15,942,464
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $742,895,718)		771,437,743
OTHER ASSETS AND LIABILITIES — (0.1)%		(993,430)
TOTAL NET ASSETS — 100.0%		$770,444,313

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	495,214	USD	305,953	UBS AG	6/17/20	$16,796
AUD	943,172	USD	574,335	UBS AG	6/17/20	40,364
USD	489,765	AUD	770,483	UBS AG	6/17/20	(12,387)
USD	640,332	AUD	1,059,959	UBS AG	6/17/20	(50,482)
USD	301,876	AUD	467,982	UBS AG	6/17/20	(3,124)
BRL	3,095,834	USD	631,674	Goldman Sachs & Co.	6/17/20	(64,255)
USD	620,905	BRL	3,095,834	Goldman Sachs & Co.	6/17/20	53,487
CAD	298,211	USD	205,817	Morgan Stanley	6/17/20	8,442
CAD	33,689	USD	23,081	Morgan Stanley	6/30/20	1,125
CAD	37,235	USD	25,511	Morgan Stanley	6/30/20	1,244
CAD	14,497	USD	10,088	Morgan Stanley	6/30/20	328
CAD	30,364	USD	20,936	Morgan Stanley	6/30/20	880
CAD	48,972	USD	33,767	Morgan Stanley	6/30/20	1,420
CAD	24,617	USD	17,417	Morgan Stanley	6/30/20	271
CAD	16,236	USD	11,568	Morgan Stanley	6/30/20	97
CAD	25,278	USD	18,225	Morgan Stanley	6/30/20	(62)
CAD	16,645	USD	11,985	Morgan Stanley	6/30/20	(25)
CAD	14,926	USD	10,764	Morgan Stanley	6/30/20	(39)
CAD	15,869	USD	11,326	Morgan Stanley	6/30/20	77
CAD	15,199	USD	10,749	Morgan Stanley	6/30/20	172
CAD	15,724	USD	11,153	Morgan Stanley	6/30/20	145
CAD	14,217	USD	10,164	Morgan Stanley	6/30/20	51
USD	947,753	CAD	1,310,069	Morgan Stanley	6/17/20	6,491
USD	395,570	CAD	551,276	Morgan Stanley	6/17/20	(512)
USD	280,559	CAD	396,756	Morgan Stanley	6/17/20	(4,503)
USD	550,842	CAD	777,508	Morgan Stanley	6/17/20	(7,784)
USD	315,343	CAD	459,738	Morgan Stanley	6/30/20	(14,986)
USD	246,084	CAD	358,766	Morgan Stanley	6/30/20	(11,695)
USD	7,113	CAD	10,233	Morgan Stanley	6/30/20	(240)
USD	24,903	CAD	35,829	Morgan Stanley	6/30/20	(841)
USD	8,816	CAD	12,655	Morgan Stanley	6/30/20	(277)
USD	33,808	CAD	48,534	Morgan Stanley	6/30/20	(1,064)
USD	31,618	CAD	44,683	Morgan Stanley	6/30/20	(488)
USD	14,927	CAD	21,096	Morgan Stanley	6/30/20	(230)
USD	9,843	CAD	13,855	Morgan Stanley	6/30/20	(112)
USD	14,451	CAD	20,340	Morgan Stanley	6/30/20	(164)
USD	8,252	CAD	11,707	Morgan Stanley	6/30/20	(160)
USD	55,153	CAD	78,480	Morgan Stanley	6/30/20	(1,237)
USD	17,854	CAD	25,419	Morgan Stanley	6/30/20	(410)
USD	11,502	CAD	16,250	Morgan Stanley	6/30/20	(174)
USD	7,318	CAD	10,338	Morgan Stanley	6/30/20	(111)
USD	12,987	CAD	18,347	Morgan Stanley	6/30/20	(195)
USD	9,105	CAD	12,730	Morgan Stanley	6/30/20	(41)
USD	15,226	CAD	21,287	Morgan Stanley	6/30/20	(68)
USD	9,693	CAD	13,594	Morgan Stanley	6/30/20	(74)
USD	21,709	CAD	30,468	Morgan Stanley	6/30/20	(183)
USD	10,177	CAD	14,328	Morgan Stanley	6/30/20	(118)

USD	16,414	CAD	23,165	Morgan Stanley	6/30/20	(231)
USD	8,166	CAD	11,600	Morgan Stanley	6/30/20	(169)
USD	29,172	CAD	41,462	Morgan Stanley	6/30/20	(619)
USD	9,816	CAD	13,880	Morgan Stanley	6/30/20	(157)
USD	10,219	CAD	14,365	Morgan Stanley	6/30/20	(103)
USD	13,703	CAD	19,123	Morgan Stanley	6/30/20	(38)
USD	11,598	CAD	16,171	Morgan Stanley	6/30/20	(21)
CHF	20,575	USD	20,969	UBS AG	6/30/20	381
CHF	5,261	USD	5,407	UBS AG	6/30/20	52
USD	435,641	CHF	408,291	UBS AG	6/17/20	12,142
USD	157,770	CHF	152,493	UBS AG	6/30/20	(464)
USD	7,914	CHF	7,798	UBS AG	6/30/20	(177)
USD	2,477	CHF	2,422	UBS AG	6/30/20	(36)
USD	3,538	CHF	3,446	UBS AG	6/30/20	(38)
USD	28,166	CHF	27,030	UBS AG	6/30/20	118
USD	5,923	CHF	5,700	UBS AG	6/30/20	9
USD	4,694	CHF	4,574	UBS AG	6/30/20	(52)
USD	6,815	CHF	6,575	UBS AG	6/30/20	(8)
USD	39,421	CHF	38,428	UBS AG	6/30/20	(454)
USD	100,587	CHF	97,870	UBS AG	6/30/20	(967)
USD	105,226	CHF	101,476	UBS AG	6/30/20	(72)
CLP	568,193,872	USD	668,463	Goldman Sachs & Co.	6/17/20	12,835
USD	648,152	CLP	556,632,813	Goldman Sachs & Co.	6/17/20	(19,284)
CNY	6,217,819	USD	882,085	Goldman Sachs & Co.	6/17/20	(3,781)
COP	1,403,581,329	USD	344,015	Goldman Sachs & Co.	6/17/20	9,133
COP	1,138,609,097	USD	281,103	Goldman Sachs & Co.	6/17/20	5,376
COP	2,276,916,512	USD	562,535	Goldman Sachs & Co.	6/17/20	10,349
USD	588,953	COP	2,381,727,853	Goldman Sachs & Co.	6/17/20	(10,301)
USD	318,884	COP	1,326,555,597	Goldman Sachs & Co.	6/17/20	(14,884)
USD	277,845	COP	1,110,823,488	Goldman Sachs & Co.	6/17/20	(1,644)
USD	289,523	COP	1,176,188,049	Goldman Sachs & Co.	6/17/20	(6,412)
CZK	7,851,330	USD	335,833	UBS AG	6/17/20	(18,178)
CZK	13,655,492	USD	558,781	UBS AG	6/17/20	(6,298)
CZK	6,983,019	USD	270,597	UBS AG	6/17/20	11,927
CZK	7,159,476	USD	280,335	UBS AG	6/17/20	9,328
USD	429,424	CZK	9,985,263	UBS AG	6/17/20	25,434
USD	530,161	CZK	13,775,186	UBS AG	6/17/20	(27,164)
USD	561,920	CZK	14,101,933	UBS AG	6/17/20	(8,625)
USD	63,180	DKK	417,393	Goldman Sachs & Co.	6/17/20	1,830
EUR	35,169	USD	37,774	Credit Suisse AG	6/30/20	809
EUR	35,140	USD	37,743	Credit Suisse AG	6/30/20	809
EUR	25,118	USD	26,901	Credit Suisse AG	6/30/20	656
EUR	727	USD	784	Credit Suisse AG	6/30/20	14
EUR	29,978	USD	33,306	Credit Suisse AG	6/30/20	(417)
EUR	23,006	USD	25,478	Credit Suisse AG	6/30/20	(238)
EUR	49,608	USD	54,938	Credit Suisse AG	6/30/20	(513)
EUR	31,946	USD	35,378	Credit Suisse AG	6/30/20	(331)
EUR	25,191	USD	27,407	Credit Suisse AG	6/30/20	231
EUR	12,093	USD	13,156	Credit Suisse AG	6/30/20	111
EUR	39,400	USD	42,584	Credit Suisse AG	6/30/20	642

EUR	31,676	USD	34,304	Credit Suisse AG	6/30/20	448
EUR	8,682	USD	9,437	Credit Suisse AG	6/30/20	88
EUR	42,430	USD	46,118	Credit Suisse AG	6/30/20	432
EUR	33,358	USD	36,149	Credit Suisse AG	6/30/20	448
EUR	9,251	USD	10,025	Credit Suisse AG	6/30/20	124
USD	6,449,662	EUR	5,930,097	JPMorgan Chase Bank N.A.	5/20/20	(50,630)
USD	2,413,351	EUR	2,229,588	JPMorgan Chase Bank N.A.	5/20/20	(30,619)
USD	310,867	EUR	285,910	Credit Suisse AG	6/30/20	(2,804)
USD	1,137,954	EUR	1,046,596	Credit Suisse AG	6/30/20	(10,263)
USD	1,102,245	EUR	1,013,755	Credit Suisse AG	6/30/20	(9,941)
USD	27,645	EUR	25,739	Credit Suisse AG	6/30/20	(592)
USD	21,887	EUR	20,437	Credit Suisse AG	6/30/20	(534)
USD	20,292	EUR	18,818	Credit Suisse AG	6/30/20	(353)
USD	39,992	EUR	37,087	Credit Suisse AG	6/30/20	(695)
USD	73,948	EUR	67,850	Credit Suisse AG	6/30/20	(490)
USD	57,812	EUR	53,045	Credit Suisse AG	6/30/20	(383)
USD	36,755	EUR	33,724	Credit Suisse AG	6/30/20	(244)
USD	37,086	EUR	33,511	Credit Suisse AG	6/30/20	321
USD	55,654	EUR	50,093	Credit Suisse AG	6/30/20	697
USD	19,865	EUR	17,992	Credit Suisse AG	6/30/20	126
USD	44,970	EUR	41,060	Credit Suisse AG	6/30/20	(76)
USD	32,157	EUR	29,361	Credit Suisse AG	6/30/20	(55)
USD	33,813	EUR	31,285	Credit Suisse AG	6/30/20	(510)
USD	81,131	EUR	74,233	Credit Suisse AG	6/30/20	(311)
USD	38,590	EUR	35,309	Credit Suisse AG	6/30/20	(148)
USD	17,905	EUR	16,383	Credit Suisse AG	6/30/20	(69)
USD	7,482	EUR	6,873	Credit Suisse AG	6/30/20	(59)
USD	38,367	EUR	34,976	Credit Suisse AG	6/30/20	(4)
USD	65,598	EUR	59,967	Credit Suisse AG	6/30/20	(192)
USD	40,539	EUR	37,065	Credit Suisse AG	6/30/20	(125)
USD	12,661	EUR	11,576	Credit Suisse AG	6/30/20	(39)
USD	14,296	EUR	13,127	Credit Suisse AG	6/30/20	(105)
USD	35,723	EUR	32,813	Credit Suisse AG	6/30/20	(276)
USD	52,421	EUR	48,275	Credit Suisse AG	6/30/20	(541)
USD	10,710	EUR	9,923	Credit Suisse AG	6/30/20	(176)
USD	31,286	EUR	28,986	Credit Suisse AG	6/30/20	(514)
USD	50,279	EUR	46,378	Credit Suisse AG	6/30/20	(602)
USD	69,015	EUR	63,404	Credit Suisse AG	6/30/20	(545)
USD	9,378	EUR	8,579	Credit Suisse AG	6/30/20	(34)
USD	36,508	EUR	33,399	Credit Suisse AG	6/30/20	(133)
GBP	1,304,541	USD	1,607,006	Bank of America N.A.	6/17/20	36,360
GBP	56,762	USD	65,614	JPMorgan Chase Bank N.A.	6/30/20	5,895
GBP	21,258	USD	24,550	JPMorgan Chase Bank N.A.	6/30/20	2,231
GBP	37,690	USD	44,343	JPMorgan Chase Bank N.A.	6/30/20	3,139
GBP	33,381	USD	41,381	JPMorgan Chase Bank N.A.	6/30/20	672
GBP	46,328	USD	57,389	JPMorgan Chase Bank N.A.	6/30/20	975
GBP	17,328	USD	21,343	JPMorgan Chase Bank N.A.	6/30/20	487
GBP	28,715	USD	35,359	JPMorgan Chase Bank N.A.	6/30/20	817
USD	3,568,317	GBP	2,813,298	Bank of America N.A.	6/17/20	24,330
USD	231,147	GBP	192,018	Bank of America N.A.	6/17/20	(10,743)

USD	865,996	GBP	743,280	JPMorgan Chase Bank N.A.	6/30/20	(70,392)
USD	31,250	GBP	26,242	JPMorgan Chase Bank N.A.	6/30/20	(1,809)
USD	47,782	GBP	39,259	JPMorgan Chase Bank N.A.	6/30/20	(1,677)
USD	46,212	GBP	37,211	JPMorgan Chase Bank N.A.	6/30/20	(667)
USD	28,052	GBP	22,639	JPMorgan Chase Bank N.A.	6/30/20	(468)
USD	32,936	GBP	26,665	JPMorgan Chase Bank N.A.	6/30/20	(657)
USD	35,348	GBP	28,474	JPMorgan Chase Bank N.A.	6/30/20	(524)
USD	29,595	GBP	23,697	JPMorgan Chase Bank N.A.	6/30/20	(258)
USD	66,035	GBP	52,959	JPMorgan Chase Bank N.A.	6/30/20	(683)
USD	31,312	GBP	25,370	JPMorgan Chase Bank N.A.	6/30/20	(649)
USD	30,214	GBP	24,451	JPMorgan Chase Bank N.A.	6/30/20	(590)
USD	26,563	GBP	21,357	JPMorgan Chase Bank N.A.	6/30/20	(342)
USD	36,620	GBP	29,367	JPMorgan Chase Bank N.A.	6/30/20	(377)
USD	51,434	GBP	40,910	JPMorgan Chase Bank N.A.	6/30/20	(104)
HUF	172,719,615	USD	517,171	UBS AG	6/17/20	19,450
HUF	93,496,777	USD	288,979	UBS AG	6/17/20	1,506
USD	671,395	HUF	201,566,251	UBS AG	6/17/20	45,151
USD	187,356	HUF	61,179,286	UBS AG	6/17/20	(2,721)
USD	281,481	HUF	92,269,365	UBS AG	6/17/20	(5,190)
USD	292,428	HUF	96,901,920	UBS AG	6/17/20	(8,636)
IDR	19,619,728,226	USD	1,196,325	Goldman Sachs & Co.	6/17/20	88,812
IDR	9,545,616,452	USD	568,191	Goldman Sachs & Co.	6/17/20	57,068
USD	1,663,373	IDR	24,734,357,563	Goldman Sachs & Co.	6/17/20	43,216
USD	594,531	IDR	9,450,066,380	Goldman Sachs & Co.	6/17/20	(24,470)
ILS	1,161,140	USD	319,495	UBS AG	6/17/20	14,015
USD	286,175	ILS	1,034,238	UBS AG	6/17/20	(10,885)
INR	114,696,979	USD	1,517,156	Goldman Sachs & Co.	6/17/20	(5,164)
INR	43,374,447	USD	559,743	Goldman Sachs & Co.	6/17/20	12,041
USD	261,024	INR	20,380,718	Goldman Sachs & Co.	6/17/20	(7,645)
USD	1,194,936	INR	94,316,261	Goldman Sachs & Co.	6/17/20	(48,387)
USD	555,726	INR	43,374,447	Goldman Sachs & Co.	6/17/20	(16,057)
JPY	63,302,280	USD	589,069	Bank of America N.A.	5/20/20	902
JPY	951,300	USD	8,678	Bank of America N.A.	6/30/20	193
JPY	2,669,329	USD	24,134	Bank of America N.A.	6/30/20	760
JPY	1,726,200	USD	15,958	Bank of America N.A.	6/30/20	141
JPY	982,800	USD	9,182	Bank of America N.A.	6/30/20	(16)
JPY	1,583,602	USD	14,795	Bank of America N.A.	6/30/20	(26)
JPY	1,782,900	USD	16,691	Bank of America N.A.	6/30/20	(64)
JPY	1,611,383	USD	15,085	Bank of America N.A.	6/30/20	(58)
JPY	1,080,710	USD	9,936	Bank of America N.A.	6/30/20	143
JPY	938,700	USD	8,768	Bank of America N.A.	6/30/20	(14)
JPY	951,300	USD	8,862	Bank of America N.A.	6/30/20	10
JPY	843,544	USD	7,858	Bank of America N.A.	6/30/20	9
JPY	906,148	USD	8,424	Bank of America N.A.	6/30/20	26
JPY	1,820,700	USD	16,967	Bank of America N.A.	6/30/20	13
JPY	913,500	USD	8,577	Bank of America N.A.	6/30/20	(58)
USD	5,678,304	JPY	609,895,226	Bank of America N.A.	5/20/20	(5,864)
USD	252,695	JPY	27,275,921	Bank of America N.A.	6/30/20	(1,681)
USD	337,539	JPY	36,747,900	Bank of America N.A.	6/30/20	(5,173)
USD	16,097	JPY	1,782,900	Bank of America N.A.	6/30/20	(530)

USD	16,185	JPY	1,792,702	Bank of America N.A.	6/30/20	(533)
USD	30,418	JPY	3,326,400	Bank of America N.A.	6/30/20	(604)
USD	18,652	JPY	2,009,700	Bank of America N.A.	6/30/20	(90)
USD	18,140	JPY	1,973,495	Bank of America N.A.	6/30/20	(265)
USD	8,976	JPY	976,500	Bank of America N.A.	6/30/20	(131)
USD	10,321	JPY	1,121,400	Bank of America N.A.	6/30/20	(138)
USD	12,455	JPY	1,341,900	Bank of America N.A.	6/30/20	(60)
USD	12,501	JPY	1,341,900	Bank of America N.A.	6/30/20	(13)
USD	17,836	JPY	1,921,500	Bank of America N.A.	6/30/20	(84)
USD	16,385	JPY	1,765,087	Bank of America N.A.	6/30/20	(77)
USD	9,105	JPY	973,494	Bank of America N.A.	6/30/20	26
USD	8,403	JPY	895,581	Bank of America N.A.	6/30/20	51
KRW	245,390,860	USD	204,169	Goldman Sachs & Co.	6/17/20	(2,050)
KZT	527,343,881	USD	1,271,934	Goldman Sachs & Co.	6/17/20	(49,497)
USD	588,279	KZT	291,197,888	Goldman Sachs & Co.	6/17/20	(86,748)
USD	244,972	KZT	116,361,763	Goldman Sachs & Co.	6/17/20	(24,766)
MXN	12,510,548	USD	540,903	JPMorgan Chase Bank N.A.	6/17/20	(25,394)
MXN	8,031,872	USD	326,525	JPMorgan Chase Bank N.A.	6/17/20	4,436
USD	376,142	MXN	9,168,829	JPMorgan Chase Bank N.A.	6/17/20	(1,669)
USD	90,732	MXN	2,052,040	Morgan Stanley	6/17/20	6,176
USD	156,128	MYR	667,056	Goldman Sachs & Co.	6/17/20	1,690
NOK	28,939,469	USD	2,762,059	Goldman Sachs & Co.	6/17/20	63,332
NOK	2,613,748	USD	232,442	Goldman Sachs & Co.	6/17/20	22,741
NOK	3,105,339	USD	298,380	Goldman Sachs & Co.	6/17/20	4,797
NOK	212,203	USD	18,934	Goldman Sachs & Co.	6/30/20	1,785
NOK	169,907	USD	16,160	Goldman Sachs & Co.	6/30/20	429
NOK	128,692	USD	12,280	Goldman Sachs & Co.	6/30/20	285
NOK	148,591	USD	14,278	Goldman Sachs & Co.	6/30/20	231
NOK	134,648	USD	12,725	Goldman Sachs & Co.	6/30/20	422
NOK	82,027	USD	8,064	Goldman Sachs & Co.	6/30/20	(55)
NOK	114,528	USD	10,875	Goldman Sachs & Co.	6/30/20	308
USD	2,460,391	NOK	24,884,884	Goldman Sachs & Co.	6/17/20	30,853
USD	266,499	NOK	2,813,667	Goldman Sachs & Co.	6/17/20	(8,203)
USD	276,838	NOK	2,978,268	Goldman Sachs & Co.	6/17/20	(13,934)
USD	298,665	NOK	3,417,173	Goldman Sachs & Co.	6/30/20	(34,985)
USD	12,901	NOK	134,682	Goldman Sachs & Co.	6/30/20	(249)
USD	41,409	NOK	434,480	Goldman Sachs & Co.	6/30/20	(1,013)
USD	25,556	NOK	268,319	Goldman Sachs & Co.	6/30/20	(643)
USD	8,387	NOK	87,444	Goldman Sachs & Co.	6/30/20	(151)
USD	9,949	NOK	104,468	Goldman Sachs & Co.	6/30/20	(252)
USD	13,039	NOK	136,970	Goldman Sachs & Co.	6/30/20	(334)
USD	10,397	NOK	107,564	Goldman Sachs & Co.	6/30/20	(106)
NZD	602,739	USD	373,523	UBS AG	6/17/20	(3,881)
NZD	484,566	USD	287,674	UBS AG	6/17/20	9,496
USD	330,425	NZD	558,584	UBS AG	6/17/20	(12,139)
PEN	410,387	USD	114,617	Goldman Sachs & Co.	6/17/20	6,636
USD	830,270	PEN	2,967,801	Goldman Sachs & Co.	6/17/20	(46,597)
PHP	17,520,506	USD	339,545	Goldman Sachs & Co.	6/17/20	6,777
USD	340,316	PHP	17,520,506	Goldman Sachs & Co.	6/17/20	(6,006)
PLN	733,300	USD	189,674	UBS AG	6/17/20	(12,976)

USD	335,176	PLN	1,379,752	UBS AG	6/17/20	2,707
RUB	21,465,489	USD	279,426	Goldman Sachs & Co.	6/17/20	7,009
USD	28,974	RUB	2,207,692	Goldman Sachs & Co.	6/17/20	(485)
SEK	11,210,663	USD	1,159,540	Goldman Sachs & Co.	6/17/20	(9,939)
SEK	3,024,357	USD	300,374	Goldman Sachs & Co.	6/17/20	9,760
USD	393,896	SEK	4,010,449	Goldman Sachs & Co.	6/17/20	(17,357)
USD	266,432	SEK	2,770,312	Goldman Sachs & Co.	6/17/20	(17,650)
USD	203,542	SGD	285,549	Bank of America N.A.	6/17/20	1,010
USD	454,038	THB	14,368,038	Goldman Sachs & Co.	6/17/20	9,957
						$(235,896)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	12	June 2020	JPY	120,000,000	$1,708,056	$(20,185)
Korean Treasury 10-Year Bonds	10	June 2020	KRW	1,000,000,000	1,083,672	(13,969)
U.S. Treasury 2-Year Notes	101	June 2020	USD	20,200,000	22,263,398	343,015
U.S. Treasury 5-Year Notes	91	June 2020	USD	9,100,000	11,419,078	378,735
U.S. Treasury Long Bonds	26	June 2020	USD	2,600,000	4,706,813	16,191
					$41,181,017	$703,787

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	3	June 2020	EUR	300,000	$573,447	$2,461

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EFFR	-	Effective Federal Funds Rate
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP		Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $429,506.

(5)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $49,378,134, which represented 6.4% of total net assets.

(6)	Security is a zero-coupon bond.

(7)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	269,421,465	—	—
Common Stocks	209,746,366	54,313,026	—
U.S. Treasury Securities	—	53,634,436	—
Corporate Bonds	—	49,293,722	—
Sovereign Governments and Agencies	—	30,164,639	—
U.S. Government Agency Mortgage-Backed Securities	—	29,095,395	—
Municipal Securities	—	13,013,255	—
Collateralized Mortgage Obligations	—	11,621,429	—
Asset-Backed Securities	—	11,388,503	—
Commercial Paper	—	10,782,206	—
Collateralized Loan Obligations	—	7,727,456	—
Exchange-Traded Funds	2,638,043	—	—
Commercial Mortgage-Backed Securities	—	1,643,784	—
Preferred Stocks	—	1,011,554	—
Temporary Cash Investments	15,942,464	—	—
	497,748,338	273,689,405	—
Other Financial Instruments
Futures Contracts	737,941	2,461	—
Forward Foreign Currency Exchange Contracts	—	785,536	—
	737,941	787,997	—
Liabilities
Other Financial Instruments
Futures Contracts	—	34,154	—
Forward Foreign Currency Exchange Contracts	—	1,021,432	—
	—	1,055,586	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,842	$8,743	—	$(161)	$27,424	541	—	$573
American Century Quality Diversified International ETF	—	32,772	$3,031	(2,535)	27,206	765	$169	166
American Century STOXX U.S. Quality Growth ETF	—	50,501	4,989	1,145	46,657	1,086	374	120
American Century STOXX U.S. Quality Value ETF	2,452	44,169	3,551	(5,829)	37,241	1,071	11	469
Avantis Emerging Markets Equity ETF	—	36,267	1,885	(4,635)	29,747	686	146	123
Avantis International Equity ETF	—	34,203	2,843	(4,398)	26,962	627	126	97
Avantis International Small Cap Value ETF	—	9,414	114	(1,536)	7,764	189	—	33
Avantis U.S. Equity ETF	—	59,508	3,225	(3,992)	52,291	1,126	225	367
Avantis U.S. Small Cap Value ETF	—	16,006	159	(1,718)	14,129	377	(38)	80
	$21,294	$291,583	$19,797	$(23,659)	$269,421	6,468	$1,013	$2,028

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.